Consolidated statement of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 862,459	$ 823,666	$ 783,348
Cost of goods sold	(585,402)	(587,174)	(631,265)
Gross profit	277,057	236,492	152,083
Research and development expenses	(18,573)	(30,135)	(21,047)
Selling, general and administrative expenses	(320,643)	(324,719)	(373,396)
Other operating income and (expenses), net	(5,571)	(67,790)	(214,652)
Operating loss	(67,730)	(186,152)	(457,012)
Finance income	9,944	57,758	117,876
Finance expenses	(87,132)	(70,179)	(69,029)
Loss before tax	(144,918)	(198,573)	(408,165)
Income tax expense	(8,197)	(3,699)	(8,895)
Loss for the year	(153,115)	(202,272)	(417,060)
Attributable to: Shareholders of the parent	(152,771)	(201,949)	(416,874)
Non-controlling interests	$ (344)	$ (323)	$ (186)
Loss per share, attributable to shareholders of the parent:
Basic earnings (loss) per share	$ (0.25)	$ (0.34)	$ (0.7)
Diluted earnings (loss) per share	(0.25)	(0.34)	(0.7)
Basic, Loss per ADS, attributable to shareholder of the parent (1 ADS representing 20 ordinary shares):	(5.03)	(6.77)	(14.05)
Diluted, Loss per ADS, attributable to shareholder of the parent (1 ADS representing 20 ordinary shares):	$ (5.03)	$ (6.77)	$ (14.05)
Weighted average comon shares outstanding:
Basic	607,525,897	596,886,163	593,600,863
Diluted	607,525,897	596,886,163	593,600,863